EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Schedule of weighted average number of common shares outstanding
In Thousands of Shares
Description	2025	2024	2023
Issued common shares at January 1	94,540	91,687	90,515
Effect of shares issued	1,500	1,984	1,172
Weighted average number of common shares outstanding at December 31	96,040	93,671	91,687